CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Ordinary shares par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	500,000,000	500,000,000
Ordinary shares issued	16,225,961	14,463,661
Ordinary shares outstanding	16,225,961	14,463,661